FAIR VALUE MEASUREMENTS - Summary Of Changes In The Fair Value Of Level 3 Warrant Liabilities (Detail) - Warrant - USD ($)	3 Months Ended	5 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Beginning Balance	$ 13,359,969	$ 30,077,848
Change in valuation inputs or other assumptions		(6,716,530)
Fair value of the Warrants transferred out of Level 3	(2,787,432)	(10,001,349)
Fair Value, Ending Balance	10,572,537	13,359,969
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Beginning Balance	13,359,969	17,144,332
Change in valuation inputs or other assumptions		(3,784,363)
Fair value of the Warrants transferred out of Level 3	(2,787,432)	0
Fair Value, Ending Balance	10,572,537	13,359,969
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Beginning Balance	0	12,933,516
Change in valuation inputs or other assumptions		(2,932,167)
Fair value of the Warrants transferred out of Level 3	0	(10,001,349)
Fair Value, Ending Balance	$ 0	$ 0